                            METROPOLITAN WEST FUNDS
                              [Metropolitan Logo]
                            ------------------------

                             TOTAL RETURN BOND FUND
                             LOW DURATION BOND FUND
                           SHORT-TERM INVESTMENT FUND
                               ALPHATRAK 500 FUND

                            ------------------------

                                   PROSPECTUS

                                 JULY 27, 1999

                 This prospectus contains essential information
              for anyone considering an investment in these funds.
               Please read this document carefully and retain it
                             for future reference.

                     THE SECURITIES AND EXCHANGE COMMISSION
                HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES
          OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS.
            IT IS A CRIMINAL OFFENSE TO STATE OR SUGGEST OTHERWISE.

                            ------------------------

                    METROPOLITAN WEST ASSET MANAGEMENT, LLC
                               Investment Adviser
                            ------------------------

             For any additional information or questions regarding
            information contained herein, please call (800) 241-4671

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                              PAGE
                                                              ----
RISK/RETURN SUMMARY AND FUND EXPENSES.......................    3
  Total Return Bond Fund....................................    3
  Low Duration Bond Fund....................................    6
  Short-Term Investment Fund................................    9
  AlphaTrak 500 Fund........................................   11
FURTHER INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES
  AND RISKS.................................................   13
  General...................................................   13
  Duration..................................................   13
  Portfolio Turnover........................................   13
  Risks of Investing in Emerging Market and Other Foreign
     Securities.............................................   13
  Risks of Investing in Fixed-Income Securities.............   13
  Risks of Using Certain Derivatives........................   14
  Year 2000.................................................   14
ADVISER PERFORMANCE -- PREDECESSOR ACCOUNTS.................   15
  Low Duration Assets.......................................   15
  Enhanced Equity Index Assets..............................   16
ORGANIZATION AND MANAGEMENT.................................   17
  The Adviser...............................................   17
  Portfolio Managers........................................   17
  Management Fees and Other Expenses........................   17
  The Administrator.........................................   18
  The Distributor...........................................   18
HOW TO PURCHASE SHARES......................................   19
  Regular Purchases.........................................   19
  By Payment In-Kind........................................   19
  Purchases Through an Investment Broker or Dealer..........   19
  Net Asset Value...........................................   19
HOW TO REDEEM SHARES........................................   20
  Regular Redemptions.......................................   20
  Exchanges of Shares.......................................   20
  Telephone Transactions....................................   20
  Payments..................................................   21
  Redemptions of Small Accounts.............................   21
  Withholdings; Reporting...................................   21
  Reports to Shareholders...................................   21
DIVIDENDS AND TAX STATUS....................................   21
FINANCIAL HIGHLIGHTS........................................   22

--------------------------------------------------------------------------------
                     RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS -- TOTAL RETURN BOND FUND

OBJECTIVE

The TOTAL RETURN BOND FUND seeks to maximize long-term total return.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of two to eight years. The meaning of "duration" is explained below under "Further Information about Investment Objectives, Policies and Risks." The dollar-weighted average maturity of the Fund's portfolio is expected to range from two to fifteen years. The Fund's portfolio may include bonds, notes, mortgage-related and asset-backed securities and money-market securities. These investments may have interest rates that are fixed, variable or floating.

Metropolitan West Asset Management, LLC (the "Adviser") will concentrate the Fund's portfolio holdings in areas of the bond market (based on quality, sector, coupon or maturity) that the Adviser believes to be relatively undervalued.

Under normal circumstances, the Fund will invest at least 80% of its net assets in investment grade securities. These are debt securities rated at least Baa3 by Moody's Investor's Service ("Moody's") or BBB- by Standard & Poor's Rating Group ("S&P"), Fitch Investors Services, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff & Phelps"), or A-2 by S&P, P-2 by Moody's, F-2 by Fitch or D-2 by Duff & Phelps for short-term debt obligations, or securities of comparable quality to investment grade securities as determined by the Adviser in the case of unrated securities. Up to 20% of the Fund's net assets may be invested in securities rated below investment grade but rated B or higher by one of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser.

The Fund may invest a portion of its assets in foreign securities (denominated in U.S. dollars or foreign currencies), including emerging market foreign securities.

PRINCIPAL INVESTMENT RISKS

Because the values of the Fund's investments will change with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments. This Fund has the potential for greater return and loss than a shorter duration fund like the LOW DURATION BOND FUND.

The values of the Fund's investments change in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of the Fund's investment portfolio, the greater the change in value. The values of any of the Fund's investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

The value of the Fund's investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets.

PERFORMANCE -- TOTAL RETURN BOND FUND

The charts on this page show how the Fund has performed and provide some indication of the risks of investing in the Fund by showing the performance of the Fund's shares during its first complete calendar year of operations. The bar chart shows changes in the year-to-year performance of the Fund. The table below it compares the performance of the Fund over time to the Lehman Brothers Aggregate Bond Index, an unmanaged index of investment grade bonds.

Both charts assume reinvestment of dividends and distributions. Of course, past performance does not indicate how the Fund will perform in the future.

                           YEAR-BY-YEAR TOTAL RETURNS

                                      9.93%

                                      ----
                            ------------------------
                                      1998

During the period covered by this total return chart, the Fund's highest quarterly return was 4.23% (for the quarter ended September 30, 1998); and the lowest quarterly return was 0.34% (for the quarter ended December 31, 1998).

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDING DECEMBER 31, 1998)*

                                                           Past      Since       Performance
                                                           Year    Inception      Inception
                                                           ----    ---------    --------------
Total Return Bond Fund...................................  9.93%     12.52%     March 31, 1997
Lehman Brothers Aggregate Bond Index.....................  8.67%     10.89%     March 31, 1997

---------------

* For the period January 1, 1999 through June 30, 1999 the aggregate (non-annualized) total return of the Fund was 0.39% versus -1.38% for the Lehman Brothers Aggregate Bond Index.

FEES AND EXPENSES -- TOTAL RETURN BOND FUND

As an investor in the Fund, you will pay the following expenses. The Fund has no sales, redemption, exchange or account fees, although some institutions may charge you a fee for shares you buy through them. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

ANNUAL FUND OPERATING EXPENSES
(FEES PAID FROM FUND ASSETS)

Management Fees.............................................  0.55%
Rule 12b-1 Expenses(1)......................................  None
Other Expenses..............................................  0.42%
                                                              ----
          Total Annual Fund Operating Expenses..............  0.97%
                                                              ====
Fee Reduction and/or Expense Reimbursement(2)...............  0.32%
          Net Expenses(2)...................................  0.65%

---------------

(1) The Fund has adopted a Rule 12b-1 plan but has not yet charged any fees under the plan.

(2) Metropolitan West Asset Management, LLC (the "Adviser") has contractually agreed to reduce its fees and/or absorb expenses, and to pay for the Fund's distribution expenses, to limit the Fund's total annual operating expenses (excluding interest, taxes and extraordinary expenses) to 0.65%. This contract has a one-year term, renewable at the end of each fiscal year.

EXAMPLE:

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

     - $10,000 initial investment in the Fund

     - 5% annual return

     - redemption at the end of each period

     - no changes in the Fund's operating expenses

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1            3            5            10
Year        Years        Years        Years
----        -----        -----        ------
$66         $276         $504         $1,157

--------------------------------------------------------------------------------
                     RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS -- LOW DURATION BOND FUND

OBJECTIVE

The LOW DURATION BOND FUND seeks to maximize current income, consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of up to three years. The meaning of "duration" is explained below under "Further Information about Investment Objectives, Policies and Risks." The dollar-weighted average maturity of the Fund's portfolio is expected to range from one to five years. The Fund's portfolio may include bonds, notes, mortgage-related and asset-backed securities and money-market securities. These investments may have interest rates that are fixed, variable or floating.

Under normal circumstances, the Fund will invest at least 70% of its net assets in highly rated securities. These are debt securities rated at least A by Moody's, S&P, Fitch or Duff & Phelps, or A-2 by S&P, P-2 by Moody's, F-2 by Fitch or D-2 by Duff & Phelps for short-term debt obligations, or securities of comparable quality to highly rated securities as determined by the Adviser in the case of unrated securities. Up to 20% of the Fund's net assets may be invested in securities rated below highly rated securities but rated at least investment grade by one of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser. Up to 10% of the Fund's net assets may be invested in securities rated below investment grade but rated B or higher by one of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser.

The Fund may invest a portion of its assets in foreign securities (denominated in U.S. dollars or foreign currencies) including emerging market foreign securities.

PRINCIPAL INVESTMENT RISKS

Because the values of the Fund's investments will change with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments. The Adviser expects that this Fund will typically display lower changes in value, return and risk of loss than a longer-duration fixed-income fund such as the TOTAL RETURN BOND FUND.

The values of the Fund's investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of the Fund's investment portfolio, the greater the change in value. The values of any of the Fund's investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

The value of the Fund's investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets.

PERFORMANCE -- LOW DURATION BOND FUND

The charts on this page show how the Fund has performed and provide some indication of the risks of investing in the Fund by showing the performance of the Fund's shares during its first complete calendar year of operations. The bar chart shows changes in the year-to-year performance of the Fund. The table below it compares the performance of the Fund over time to the Merrill Lynch 1-3 Year U.S. Treasury Index, an unmanaged index of all U.S. Treasury securities with maturities of 1-3 years.

Both charts assume reinvestment of dividends and distributions. Of course, past performance does not indicate how the Fund will perform in the future.

                           YEAR-BY-YEAR TOTAL RETURNS

                                      6.68%

                                      ----
                            ------------------------
                                      1998

During the period covered by this total return chart, the Fund's highest quarterly return was 2.48% (for the quarter ended December 31, 1998); and the lowest quarterly return was 0.32% (for the quarter ended September 30, 1998).

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDING DECEMBER 31, 1998)*

                                                           Past       Since       Performance
                                                           Year     Inception      Inception
                                                           -----    ---------    --------------
Low Duration Bond Fund...................................  6.68%      7.74%      March 31, 1997
Merrill Lynch 1-3 Year U.S. Treasury Index...............  7.00%      7.42%      March 31, 1997

---------------
* For the period January 1, 1999 through June 30, 1999, the aggregate (non-annualized) total return of the Fund was 3.33% versus 1.17% for the Merrill Lynch 1-3 year U.S. Treasury Index.

FEES AND EXPENSES -- LOW DURATION BOND FUND

As an investor in the Fund, you will pay the following expenses. The Fund has no sales, redemption, exchange or account fees, although some institutions may charge you a fee for shares you buy through them. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

ANNUAL FUND OPERATING EXPENSES
(FEES PAID FROM FUND ASSETS)

Management Fees.............................................  0.48%
Rule 12b-1 Expenses(1)......................................  None
Other Expenses..............................................  0.22%
                                                              ----
          Total Annual Fund Operating Expenses..............  0.70%
                                                              ====
Fee Reduction and/or Expense Reimbursement(2)...............  0.12%
          Net Expenses(2)...................................  0.58%

---------------
(1) The Fund has adopted a Rule 12b-1 plan but has not yet charged any fees under the plan.

(2) The Adviser has contractually agreed to reduce its fees and/or absorb expenses, and to pay for the Fund's distribution expenses, to limit the Fund's total annual operating expenses (excluding interest, taxes and extraordinary expenses) to 0.58%. This contract has a one-year term, renewable at the end of each fiscal year.

EXAMPLE:

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

     - $10,000 initial investment in the Fund

     - 5% annual return

     - redemption at the end of each period

     - no changes in the Fund's operating expenses

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1            3            5           10
Year        Years        Years        Years
----        -----        -----        -----
$59         $211         $377         $857

--------------------------------------------------------------------------------
                     RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS -- SHORT-TERM INVESTMENT FUND

SHARES OF THE SHORT-TERM INVESTMENT FUND ARE NOT CURRENTLY AVAILABLE FOR
PURCHASE.

OBJECTIVE

The SHORT-TERM INVESTMENT FUND seeks to maximize current income, consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of up to one year. The meaning of "duration" is explained below under "Further Information about Investment Objectives, Policies and Risks." The Fund's dollar-weighted average portfolio maturity will normally exceed one year. The Fund's portfolio may include bonds, notes, mortgage-related and asset-backed securities and money-market securities. These investments may have interest rates that are fixed, variable or floating.

Under normal circumstances, the Fund will invest at least 70% of its net assets in highly rated securities. These are debt securities rated at least A by Moody's, S&P, Fitch or Duff & Phelps, or A-2 by S&P, P-2 by Moody's, F-2 by Fitch or D-2 by Duff & Phelps for short-term debt obligations, or securities of comparable quality to highly rated securities as determined by the Adviser in the case of unrated securities. Up to 20% of the Fund's net assets may be invested in securities rated below highly rated securities but rated at least investment grade by one of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser. Up to 10% of the Fund's net assets may be invested in securities rated below investment grade but rated B or higher by one of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser. The Fund may invest a portion of its assets in foreign securities (denominated in U.S. dollars or foreign currencies) including emerging market foreign securities.

PRINCIPAL INVESTMENT RISKS

Because the values of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments. The Adviser expects that this Fund will typically display relatively lower changes in value, return and risk of loss than the longer duration TOTAL RETURN BOND FUND and LOW DURATION BOND FUND. The values of the Fund's investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average maturity of the Fund's investment portfolio, the greater the change in value. The values of any of the Fund's investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund invests are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

The value of the Fund's investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets.

PERFORMANCE -- SHORT TERM INVESTMENT FUND

Fund performance results have not been provided because the SHORT-TERM INVESTMENT FUND has not yet commenced operations.

FEES AND EXPENSES -- SHORT TERM INVESTMENT FUND

As an investor in the Fund, you will pay the following expenses. The Fund has no sales, redemption, exchange or account fees, although some institutions may charge you a fee for shares you buy through them. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

ANNUAL FUND OPERATING EXPENSES
(FEES PAID FROM FUND ASSETS)

Management Fees.............................................    0.40%
Rule 12b-1 Expenses(1)......................................    None
Other Expenses..............................................    0.50%
                                                                ----
          Total Annual Fund Operating Expenses..............    0.90%
                                                                ====
Fee Reduction and/or Expense Reimbursement(2)...............    0.40%
          Net Expenses(2)...................................    0.50%

---------------
(1) The Fund has adopted a Rule 12b-1 plan but has not yet charged any fees under the plan.

(2) Expenses are estimates only. The Adviser has contractually agreed to reduce its fees and/or absorb expenses, and to pay for the Fund's distribution expenses, to limit the Fund's total annual operating expenses (excluding interest, taxes and extraordinary expenses) to 0.50%. This contract has a one-year term, renewable at the end of each fiscal year.

EXAMPLE:

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

     - $10,000 initial investment in the Fund

     - 5% annual return

     - redemption at the end of each period

     - no changes in the Fund's operating expenses

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  1            3
Year         Years
-----        -----
$51          $246

--------------------------------------------------------------------------------
                     RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS -- ALPHATRAK 500 FUND

OBJECTIVE

The ALPHATRAK 500 FUND seeks to achieve a total return that exceeds the total return of the S&P 500 Index.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an enhanced S&P 500 Index fund that combines non-leveraged investments in S&P 500 Index futures with a fixed-income portfolio. The Adviser will actively manage the fixed-income portfolio in an effort to produce an investment return that, when combined with the Fund's return on the S&P 500 Index futures, will exceed the total return of the S&P 500 Index.

Under normal market conditions, the Fund will invest in S&P 500 Index futures contracts with a contractual or "notional" value substantially equal to the Fund's total assets. The Fund will need to make margin deposits with futures commission merchants (broker-dealers for futures contracts) with a total value equal to approximately 4-5% of the notional value of the futures contracts and invest the rest of its assets in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of up to three years. The meaning of "duration" is explained below under "Further Information about Investment Objectives, Policies and Risks." The Fund's dollar-weighted average maturity is normally expected to exceed three years. The Fund's portfolio may include bonds, notes, mortgage-related and asset-backed securities and money-market securities. These investments may have interest rates that are fixed, variable or floating.

Under normal circumstances, the Fund will invest at least 85% of its net assets in debt instruments rated at least investment grade or debt securities of comparable quality to investment grade securities as determined by the Adviser in the case of unrated securities. Up to 15% of the Fund's net assets may be invested in securities rated below investment grade but rated B or higher by one of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser.

The Fund may invest a portion of its assets in foreign securities (denominated in U.S. dollars or foreign currencies) including emerging market foreign securities.

The Fund is not designed for investors that are sensitive to taxable gains. This Fund will recognize most gains, if any, in each taxable year and is most suitable for tax-deferred or non-taxable investors such as IRAs and employee benefit plans.

The S&P 500 Index consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index (stock price times number of shares outstanding), with each stock's weight in the S&P 500 Index proportionate to its market value. The Fund is neither sponsored by, nor affiliated with, Standard & Poor's.

PRINCIPAL INVESTMENT RISKS

Because the values of the Fund's investments will change with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments. The Adviser expects that this Fund will typically experience the same changes in value and risk of loss as the general stock market reflected in the S&P 500 Index.

The ability of the Fund to match or exceed the performance of the S&P 500 Index will depend on whether the performance of its fixed-income portfolio exceeds the costs of investing in S&P 500 Index futures contracts and the Fund's other fees and expenses. Although S&P 500 Index derivatives are used by many investors, which generally results in a liquid market for those instruments, from time to time liquidity may be limited. Limited liquidity could adversely affect the Fund and prevent it from closing an unfavorable position while remaining obligated to meet increasing margin requirements. The Fund could lose the entire amount invested in these futures. The Fund could also face potentially unlimited losses from other types of futures and derivatives.

The values of the Fund's fixed-income investments change in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of the Fund's investment portfolio, the greater the change in value. The values of any of the Fund's investments in debt securities may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund invests are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

The value of the Fund's investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets.

PERFORMANCE -- ALPHATRAK 500 FUND

The ALPHATRAK 500 FUND commenced operations on June 29, 1998. Fund performance results have not been provided because it has not yet been in existence for a full calendar year.

FEES AND EXPENSES -- ALPHATRAK 500 FUND

As an investor in the Fund, you will pay the following expenses. The Fund has no sales, redemption, exchange or account fees, although some institutions may charge you a fee for shares you buy through them. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

ANNUAL FUND OPERATING EXPENSES
(FEES PAID FROM FUND ASSETS)

                                                              Past Actual
                                                              -----------
Management Fees(1)..........................................     0.52%
Rule 12b-1 Expenses(2)......................................     None
Other Expenses..............................................     2.87%
                                                                 ----
          Total Annual Fund Operating Expenses..............     3.39%
                                                                 ====
Fee Reduction and/or Expense Reimbursement(3)...............     2.67%
          Net Expenses(3)...................................     0.72%

---------------

(1) The management fee paid to the Adviser for providing services to the Fund consists of a basic annual fee of 0.35% of the Fund's average net assets and a performance adjustment, resulting in a minimum fee of 0% and a maximum fee of 0.70%.

(2) The Fund has adopted a Rule 12b-1 plan but has not yet charged any fees under the plan.

(3) The Adviser has contractually agreed to reduce its fees and/or absorb expenses, and to pay for the Fund's distribution expenses and to limit the Fund's total annual operating expenses (excluding interest, taxes and extraordinary expenses) to 0.90% by limiting "other expenses" to 0.20% and assuming the maximum management fee. This contract has a one-year term, renewable at the end of each fiscal year. Assuming the amount of other expenses and fee reduction and/or expense reimbursement shown above, net expenses would have been 0.20% assuming the minimum management fee, 0.55% assuming the basic fee and 0.90% assuming the maximum management fee.

EXAMPLE:

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

     - $10,000 initial investment in the Fund

     - 5% annual return

     - redemption at the end of each period
     - no changes in the Fund's operating expenses

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1            3            5             10
Year        Years        Years         Years
----        -----        ------        ------
$73         $790         $1,529        $3,476

--------------------------------------------------------------------------------
                           FURTHER INFORMATION ABOUT
                   INVESTMENT OBJECTIVES, POLICIES AND RISKS
--------------------------------------------------------------------------------

GENERAL

The Fund descriptions set forth in the Risk/Return Summary section of this Prospectus are designed to help you choose the Fund that best fits your investment objective. You may want to pursue more than one objective by investing in more than one Fund. Each Fund's investment objective is a fundamental policy, which cannot be changed without the approval of a majority of the Fund's outstanding voting securities. There can be no assurance that any objective will be met. In addition, each Fund may use certain types of investments and investing techniques that are described in more detail in the Statement of Additional Information.

DURATION

The Funds each invest in a diversified portfolio of fixed-income securities of varying maturities with a different portfolio "duration." Duration is a measure of the expected life of a fixed-income security that was developed as a more precise alternative to the concept of "term to maturity." Duration incorporates a bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure. Traditionally, a fixed-income security's "term to maturity" has been used to determine the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a fixed-income security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration is used in the management of the Funds as a tool to measure interest rate risk. For example, a Fund with a portfolio duration of 2 years would be expected to change in value 2% for every 1% move in interest rates. For a more detailed discussion of duration, see "Investment Objectives and Policies -- Duration" in the Statement of Additional Information.

PORTFOLIO TURNOVER

Portfolio securities are sold whenever the Adviser believes it appropriate, regardless of how long the securities have been held. Each Fund's investment program emphasizes active portfolio management with a sensitivity to short-term market trends and price changes in individual securities. Accordingly, the Funds expect to take frequent trading positions, resulting in portfolio turnover that may exceed those of most investment companies of comparable size. Portfolio turnover generally involves some expense to the Funds, including brokerage commissions, dealer markups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders. Generally, portfolio turnover over 100% is considered high and increases these costs. The Adviser does not view turnover as an important consideration in managing the Funds and does not strive to limit portfolio turnover. See "Financial Highlights" for past turnover rates.

RISKS OF INVESTING IN EMERGING MARKET AND OTHER FOREIGN SECURITIES

Investments in emerging market and other foreign securities involve certain risk considerations not typically associated with investing in securities of U.S. issuers, including: (a) currency devaluations and other currency exchange rate fluctuations; (b) political uncertainty and instability; (c) more substantial government involvement in the economy; (d) higher rates of inflation; (e) less government supervision and regulation of the securities markets and participants in those markets; (f) controls on foreign investment and limitations on repatriation of invested capital and on a Fund's ability to exchange local currencies for U.S. dollars; (g) greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets; (h) absence of uniform accounting and auditing standards; (i) generally higher commission expenses; (j) delay in settlement of securities transactions; and (k) greater difficulty in enforcing shareholder rights and remedies.

RISKS OF INVESTING IN FIXED-INCOME SECURITIES

Other than the risks presented for the ALPHATRAK 500 FUND from its use of futures, the Funds are subject primarily to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. The change in bond price depends on several factors, including the bond's maturity date. In general, bonds with longer maturities are more sensitive to changes in interest rates than bonds with shorter maturities. Credit risk is the possibility that a bond issuer will fail to make timely payments of interest or principal to a Fund.

The Funds may invest a portion of their assets in non-investment grade debt securities, commonly referred to as "junk bonds." Low-rated and comparable unrated securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as speculative with respect to the issuer's capacity to pay interest and to repay principal. The market values of certain of these securities tend to be more sensitive to individual corporate development and changes in economic conditions than higher quality bonds. In addition, low-rated and comparable unrated securities tend to be less marketable than higher-quality debt securities because the market for them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and a Fund's ability to sell particular securities.

RISKS OF USING CERTAIN DERIVATIVES

Participation in the options or futures markets involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If the Adviser's predictions of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (i) dependence on the Adviser's ability to predict correctly movements in the direction of interest rates and securities prices;
(ii) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged;
(iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (vi) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain "cover" or collateral securities in connection with options and futures transactions. The Fund could lose the entire amount it invests in futures. The loss from investing in other derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest.

YEAR 2000

The Funds could be adversely affected if the computer systems used by the Adviser and the Funds' other service providers do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the Funds, the Adviser is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps. Additionally, a Fund's performance could be hurt by the failure of a computer system of a company or governmental unit that issues securities in which the Fund invests.

--------------------------------------------------------------------------------
                  ADVISER PERFORMANCE -- PREDECESSOR ACCOUNTS
--------------------------------------------------------------------------------

LOW DURATION ASSETS

Set forth in the table below is certain performance data provided by the Adviser relating to a performance record of the Adviser for at least six investment advisory accounts (the "Low Duration Accounts"), during the period August 1, 1996 through December 31, 1996, utilizing the specific investment approach specified for the LOW DURATION BOND FUND under the Fund's "Investment Objective, Strategies and Risks." These performance data for the Adviser are not the performance results of any Fund in this prospectus. The Low Duration Accounts constituted all of the accounts managed by the Adviser that have an identical or substantially similar investment objective or investment approach as the LOW DURATION BOND FUND. The Low Duration Accounts were not subject to the same types of expenses to which the LOW DURATION BOND FUND is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the LOW DURATION BOND FUND by the Investment Company Act of 1940, as amended. From May 18, 1993 through July 31, 1996 performance data is for the Hotchkis and Wiley Low Duration Bond Fund that Tad Rivelle and Laird Landmann, now Managing Director-Chief Investment Officer and Managing Director of the Adviser, respectively, personally managed in their capacities as principals and Co-Directors of Fixed Income for Hotchkis and Wiley. The Low Duration Accounts and the Hotchkis and Wiley Low Duration Bond Fund are collectively called the "Low Duration Assets." The Low Duration Assets have been managed with investment objectives and investment policies and strategies substantially similar to those to be employed by Mr. Rivelle and Mr. Landmann in managing the LOW DURATION BOND FUND. The results presented are not intended to predict or suggest the return to be experienced by the LOW DURATION BOND FUND or the return an investor might achieve by investing in the LOW DURATION BOND FUND. Investors should not rely on the following performance data as an indication of future performance of the Adviser or of the LOW DURATION BOND FUND.

                      TOTAL RETURN OF LOW DURATION ASSETS
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED DECEMBER 31,
                                           1996        AUGUST 1, 1996 -    JANUARY 1, 1996 -    -----------------------
                                        (FULL YEAR)   DECEMBER 31, 1996*     JULY 31, 1996       1995    1994    1993**
                                        -----------   ------------------   ------------------   ------   -----   ------
Low Duration Assets
Performance Record....................     6.67%            3.89%                2.68%          12.75%   5.23%   7.14%
Merrill Lynch 1-3 Year U.S. Treasury
Index.................................     4.98%            3.19%                1.75%          11.00%   0.57%   2.62%
-----------------------------------------------------------------------------------------------------------------------

 * Performance results for this period are for Low Duration Accounts which Mr. Rivelle and Mr. Landmann personally managed for Metropolitan West Securities, Inc., an affiliate of the Adviser, while the Adviser was in formation.

** From May 18, 1993

Please read the following important notes concerning the Low Duration Assets.

1. Performance before August 1, 1996 was calculated using the standard total return formula required by the Securities and Exchange Commission ("SEC") for all mutual funds.

2. The results for the Low Duration Accounts reflect both income and capital appreciation or depreciation (total return). Returns are time-weighted and net of all applicable fees and expenses.

3. Annual rate of return for the Low Duration Accounts is calculated using the modified Dietz method, which is defined as the portfolio gain (including all realized and unrealized gains and losses as well as all income) over the average capital for the period. Average capital is the beginning market value plus/minus weighted subscriptions/redemptions. Calculation is done monthly, but is subject to revaluation during the month when there is a cash flow that exceeds 10% of the beginning market value of the Low Duration Accounts.

4. The Merrill Lynch 1-3 year U.S. Treasury Index is an unmanaged index of U.S. Treasury securities with maturities of 1 to 3 years. The U.S. Treasury securities included in this Index will differ substantially from the securities in the Low Duration Fund.

ENHANCED EQUITY INDEX ASSETS

Set forth in the table below is certain performance data provided by the Adviser relating to a performance record of the Adviser for one investment advisory account (the "Enhanced Equity Index Account") during the period September 30, 1997 through May 31, 1998, utilizing the specific investment approach specified for the ALPHATRAK 500 FUND under the Fund's "Investment Objective, Strategies and Risks." These performance data for the Adviser are not the performance results of any Fund in this prospectus. The Enhanced Equity Index Account constituted the only account managed by the Adviser that has an identical or substantially similar investment objective or investment approach as the ALPHATRAK 500 FUND. The Enhanced Equity Index Account was not subject to the same types of expenses to which the ALPHATRAK 500 FUND is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the ALPHATRAK 500 FUND by the Investment Company Act of 1940, as amended. The performance of the Enhanced Equity Index Account may have been adversely affected had it been subject to the same expenses, restrictions and limitations. The Adviser believes that any adverse effect would not have been significant. The results presented are not intended to predict or suggest the return to be experienced by the ALPHATRAK 500 FUND or the return an investor might achieve by investing in the ALPHATRAK 500 FUND. Investors should not rely on the following performance data as an indication of future performance of the Adviser or of the ALPHATRAK 500 FUND.

                 TOTAL RETURN OF ENHANCED EQUITY INDEX ACCOUNT
--------------------------------------------------------------------------------

                                                        SINCE INCEPTION
                                                     (SEPTEMBER 30, 1997 TO    JANUARY 1, 1998 TO    SEPTEMBER 30, 1997 TO
                                                         MAY 31, 1998)            MAY 31, 1998         DECEMBER 31, 1997
                                                     ----------------------    ------------------    ---------------------
Enhanced Equity Index Account
Performance Record.................................          17.12%                  13.48%                  3.20%
S&P 500 Index......................................          16.26%                  13.02%                  2.87%
--------------------------------------------------------------------------------------------------------------------------

Please read the following important notes concerning the Enhanced Equity Index Account.

1. The results for the Enhanced Equity Index Account reflects both income and capital appreciation or depreciation (total return). Returns are time-weighted and net of all applicable fees and expenses.

2. Annual rate of return for the Enhanced Equity Index Account is calculated using the modified Dietz method, which is defined as the portfolio gain (including all realized and unrealized gains and losses as well as all income) over the average capital for the period. Average capital is the beginning market value plus/minus weighted subscriptions/redemptions. Calculation is done monthly, but is subject to revaluation during the month when there is a cash flow that exceeds 10% of the beginning market value of the Enhanced Equity Index Account.

3. See "RISK/RETURN SUMMARY AND FUND EXPENSES -- ALPHATRAK 500 FUND" for a description of the S&P 500 Index.

Special Note Concerning Adviser Investment Returns: Investors should note that the Funds will compute and disclose their average annual compounded rate of return using the standard formula set forth in SEC rules, which differs in certain respects from returns for the Accounts noted above. The SEC total return calculation method calls for computation and disclosure of an average annual compounded rate of return for one, five and ten year periods or shorter periods from inception. The SEC formula provides a rate of return that equates a hypothetical initial investment of $1,000 to an ending redeemable value. The returns shown for the Accounts are net of advisory fees in accordance with the SEC calculation formula, which requires that returns shown for the Funds be net of advisory fees as well as all other applicable Fund operating expenses. Performance was calculated on a trade date basis.

--------------------------------------------------------------------------------
                          ORGANIZATION AND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISER

Metropolitan West Asset Management, LLC, with principal offices at 11766 Wilshire Blvd., Suite 1580, Los Angeles, California 90025, acts as the investment adviser to the Funds and generally administers the affairs of the Trust. Subject to the direction and control of the Board of Trustees, the Adviser supervises and arranges the purchase and sale of securities and other assets held in the portfolios of the Funds. The Adviser is a registered investment adviser organized in 1996. The Adviser managed approximately $3.5 billion of fixed-income investments as of March 31, 1999 on behalf of institutional clients and the Funds. The Adviser is majority-owned by its key executives, with a minority ownership stake held by Metropolitan West Financial, Inc. ("MWF"), a registered investment adviser. MWF's affiliate, Metropolitan West Securities, Inc. ("MWS"), has managed fixed-income investments since 1992. MWS managed approximately $15 billion for its clients as of March 31, 1999.

PORTFOLIO MANAGERS

The portfolio managers who have day-to-day responsibility for the management of the Funds' portfolios are listed below, together with their biographical information for the past five years.

SCOTT B. DUBCHANSKY has been the Chief Executive Officer of the Adviser since August 1996. From August 1992 through August 1996, Mr. Dubchansky was a Senior Vice President of Donaldson Lufkin & Jenrette in the Fixed Income Division. Prior to August 1992, Mr. Dubchansky was Senior Vice President, fixed income sales at Kidder Peabody and responsible for fixed income sales to institutional clients. Mr. Dubchansky, together with Mr. Rivelle, manages the SHORT-TERM INVESTMENT FUND.

STEPHEN KANE, CFA has been a portfolio manager with the Adviser since August 1996. From November 1995 until July 1996, Mr. Kane was a portfolio manager with Hotchkis and Wiley in Los Angeles. From July 1992 until October 1995 he was an account manager with PIMCO in Newport Beach, California. Before then, Mr. Kane was a Merchant Banking Associate with Union Bank in Los Angeles, California. Mr. Kane, together with Messrs. Landmann and Rivelle, manages the TOTAL RETURN BOND FUND and the ALPHATRAK 500 FUND.

LAIRD R. LANDMANN has been a Managing Director and portfolio manager with the Adviser since August 1996. From November 1992 until July 1996 Mr. Landmann was a principal and Co-Director of Fixed Income with Hotchkis and Wiley in Los Angeles. Before then, he was a portfolio manager with PIMCO in Newport Beach, California. Mr. Landmann, together with Messrs. Kane and Rivelle, manages the TOTAL RETURN BOND FUND, the LOW DURATION BOND FUND and the ALPHATRAK 500 FUND.

TAD RIVELLE has been the Chief Investment Officer and a Managing Director with the Adviser since August 1996. From November 1992 until July 1996, Mr. Rivelle was a principal and Co-Director of Fixed Income with Hotchkis and Wiley in Los Angeles. Before then, he was a portfolio manager with PIMCO in Newport Beach, California. Mr. Rivelle, together with Messrs. Kane and Landmann, manages the TOTAL RETURN BOND FUND, the LOW DURATION BOND FUND and the ALPHATRAK 500 FUND. Mr. Rivelle, together with Mr. Dubchansky, also manages the SHORT-TERM INVESTMENT FUND.

MANAGEMENT FEES AND OTHER EXPENSES

Advisory Fees. Under the Investment Advisory Agreement relating to the TOTAL RETURN BOND FUND, the Trust pays the Adviser a fee, computed daily and payable monthly, at an annual rate of .55% of the Fund's average daily net assets.

Under the Investment Advisory Agreement relating to the LOW DURATION BOND FUND, the Trust pays the Adviser a fee, computed daily and payable monthly, at an annual rate of .48% of the Fund's average daily net assets.

Under the Investment Advisory Agreement relating to the SHORT-TERM INVESTMENT FUND, the Trust pays the Adviser a fee, computed daily and payable monthly, at an annual rate of .40% of the Fund's average daily net assets.

Under the Investment Advisory Agreement relating to the ALPHATRAK 500 FUND, the Trust pays the Adviser a basic fee of .35% of the Fund's average daily net assets. The basic fee may be adjusted upward or downward (by up to .35% of the Fund's average daily net assets), depending on whether, and to what extent, the investment performance of the ALPHATRAK 500 FUND, for the relevant performance period, exceeds or is exceeded by, the performance of the S&P 500 Index over the same period. The performance period consists of the prior three calendar months. Each .10% of difference of the Fund's performance compared to the performance of the S&P 500 Index plus 1.00% is multiplied by a performance adjustment of .035%, up to a maximum adjustment of .35% (as an annual rate). Thus, an annual excess performance difference of 2.00% or more between the Fund and the S&P 500 Index would result in an annual maximum performance adjustment of .35%. This formula requires that the Fund's performance exceed the performance of the S&P 500 Index by at least 1.00% before any upward adjustment is made to the basic fee. The Fund's performance may still exceed the S&P 500 Index's performance (but by less than 1.00%) and a reduction in the basic fee would occur.

Here are examples of how the adjustment would work (using annual rates):

ALPHATRAK 500 FUND   S&P 500   BASIC              TOTAL ADV.
(BEFORE ADV. FEE)     INDEX     FEE    FEE ADJ.      FEE
------------------   -------   -----   --------   ----------
       8.00%           8.00%   .35%     (.35)%         0%
       9.00%           8.00%   .35%         0%       .35%
       9.50%           8.00%   .35%       .18%       .53%
      -8.00%         -10.00%   .35%       .35%       .70%

The Fund's performance is calculated based on its net asset value per share after expenses but before the advisory fee. For purposes of calculating the performance adjustment, any dividends or capital gains distributions paid by the Fund are treated as if those distributions were reinvested in Fund shares at the net asset value per share as of the record date for payment. The performance record for the S&P 500 Index is based on the change in value of that index, and is adjusted for any cash distributions from the companies whose securities comprise the S&P 500 Index.

Because the adjustment to the basic fee is based on the comparative performance of the Fund and the record of the S&P 500 Index, the controlling factor (regarding the adjustment to the basic fee) is not whether the Fund's performance is up or down, but whether it is up or down more or less than the performance record of the S&P 500 Index. Moreover, the comparative investment record of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period.

The advisory fee and any adjustment are calculated once per month (but accrued daily based on the prior adjustment) and the entire advisory fee normally is paid monthly. Shareholders should note that it is possible for high past performance to result in a daily advisory fee accrual or monthly advisory fee payment by the Fund that is higher than lower current performance would otherwise produce.

Rule 12b-1 Fee. The Funds have a Share Marketing Plan or "12b-1 Plan" under which they may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Board and the expenses paid under the plan were incurred within the last 12 months and accrued while the plan is in effect. Expenditures by a Fund under the plan may not exceed .25% of its average net assets annually (all of which may be for service fees). Currently, the Board of Trustees of the Funds has waived these fees for the Funds, and the Adviser has contractually agreed, through March 31, 2000, to pay the Funds' distribution expenses out of its own resources.

Compensation of Other Parties. The Adviser may in its discretion and out of its own funds compensate third parties for the sale and marketing of the Funds and for providing services to shareholders. The Adviser also may use its own funds to sponsor seminars and educational programs on the Funds for financial intermediaries and shareholders.

The Adviser also manages individual investment advisory accounts. The Adviser reduces the fees charged to individual advisory accounts by the amount of the investment advisory fee charged to that portion of the client's assets invested in any Fund.

The Investment Advisory Agreement permits the Adviser to allocate brokerage based on sales of shares of Funds managed by the Adviser. No such allocation has been made to date.

THE ADMINISTRATOR

First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly owned subsidiary of First Data Corporation, serves as Administrator to the Trust pursuant to an Administration Agreement. The principal business address of Investor Services Group is 4400 Computer Drive, Westborough, MA 01581.

THE DISTRIBUTOR

First Data Distributors, Inc., 4400 Computer Drive, Westboro, Massachusetts 01581, serves as principal underwriter to the Trust pursuant to an Underwriting Agreement.

--------------------------------------------------------------------------------
                             HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

REGULAR PURCHASES

The minimum initial investment in each Fund is $5,000. For retirement plan investments the initial minimum is $1,000. The Trust and the Transfer Agent reserve the right to reject any order and to waive its minimum investment requirements for shareholders investing through certain fund networks or other financial intermediaries. In such cases, the minimums associated with the policies and programs of the fund network or financial intermediary will apply. Investors may invest in any Fund by wiring the amount to be invested to Metropolitan West Funds.

      Wire to: Boston Safe Deposit & Trust
      ABA No. 01-10-01234
      for First Data Investor
      Services Group, Inc.
      Account No. 011835
      Credit: (Name of Fund)
      FBO: (Shareholder name and account number)

The shareholder's bank may impose a fee for investments by wire. The Fund or the Transfer Agent will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. Wires received after the close of the New York Stock Exchange will be considered received by the next business day.

To ensure proper credit, before wiring any funds the shareholder must call (800) 241-4671 to notify us of the wire and to get an account number assigned if the wire is an initial investment. Also, if the wire represents an initial investment, the investor must mail an application form, by regular mail, to the Transfer Agent at the following address:

      Metropolitan West Funds
      c/o First Data Investor Services Group, Inc.
      211 South Gulph Road
      P.O. Box 61503
      King of Prussia, Pennsylvania 19406

Investors may also purchase shares by sending a check payable to Metropolitan West Funds, together with the application form to the address above.

Checks should be drawn on a U.S. bank and must be payable in U.S. dollars. Shares of a Fund will be purchased for the account of the investor at the net asset value next determined after receipt by the Transfer Agent, or an authorized sub-agent, of the investor's wire or check. If a check is not honored by the investor's bank, the investor will be liable for any loss sustained by the Fund, as well as a $20 service charge imposed by the Transfer Agent. Forms for additional contributions by check or change of address are provided on account statements.

The Trust will only accept a check when the Trust is the primary payee. The Trust may also accept orders from selected brokers, dealers and other qualified institutions, with payment made to the Fund at a later time. The Adviser is responsible for insuring that such payment is made on a timely basis. Investors may be charged a fee if they buy or sell Fund shares through a broker or agent.

Shareholder inquiries should be directed to the Trust, c/o First Data Investor Services Group, Inc., P.O. Box 61503, King of Prussia, PA 19406.

The Trust does not consider the U.S. Postal Service or other independent delivery service to be its agent. Therefore, deposit in the mail or other service does not constitute receipt by the Transfer Agent.

BY PAYMENT IN-KIND

In certain situations, Fund shares may be purchased by tendering payment in-kind in the form of securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund's objective and otherwise acceptable to the Adviser. Prior to making such a purchase, you should call the Adviser to determine if the securities you wish to use to make a purchase are appropriate.

PURCHASES THROUGH AN INVESTMENT BROKER OR DEALER

You may buy and sell shares of the Funds through certain brokers (and their agents) that have made arrangements with the Funds to sell their shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Funds' Transfer Agent, and you will pay or receive the next price calculated by the Funds. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Funds may pay the broker or its agent for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds' prospectus.

NET ASSET VALUE

The net asset value per share of each Fund is determined on each day that banks are open for business and the New York Stock Exchange is open for trading, as of the close of regular trading on the New York Stock Exchange (usually

4:00 p.m., Eastern time). The net asset value per share is the value of the Fund's assets, less its liabilities, divided by the number of shares of the Fund outstanding. The value of a Fund's portfolio securities is determined on the basis of the market value of such securities or, if market quotations are not readily available, at fair value under guidelines established by the Trustees. Short-term investments maturing in less than 60 days are valued at amortized cost which the Board has determined to equal fair value. The daily net asset value may not reflect the closing market price for all futures contracts held by the Funds because the markets for certain futures will close shortly after the time net asset value is calculated. See "Net Asset Value" in the Statement of Additional Information for further information.

--------------------------------------------------------------------------------
                              HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

REGULAR REDEMPTIONS

A shareholder may redeem shares at any time by delivering instructions by regular mail to the Transfer Agent or selected brokers, dealers and other qualified institutions. If you would like to send a package via overnight mail to the Trust, c/o the Transfer Agent, the address is: 211 South Gulph Road, P.O. Box 61503, King of Prussia, Pennsylvania 19406.

The redemption request should identify the Fund and the account number, specify the number of shares or dollar amount to be redeemed and be signed by all registered owners exactly as the account is registered, and it will not be accepted unless it contains all required documents. The shares will be redeemed at the net asset value next determined after receipt of the request by the Transfer Agent or other agent of the Funds. A redemption of shares is a sale of shares and a shareholder may realize a taxable gain or loss.

If the proceeds of any redemption (a) exceed $50,000, (b) are paid to a person other than the owner of record, or (c) are sent to an address or bank account other than shown on the Transfer Agent's records, the signature(s) on the redemption request must be guaranteed by a commercial bank or trust company in the United States, a member firm of the National Association of Securities Dealers, Inc., or other eligible guarantor institution. A notary public is not an acceptable guarantor.

Additional documentation may be required for the redemption of shares held in corporate, partnership or fiduciary accounts. In case of any questions, please contact the Funds in advance by calling (800) 241-4671.

Redemptions will be processed only on a day during which the New York Stock Exchange and banks are open for business. Investors who purchase shares by check or money order will not have redemption requests processed until there is reasonable belief that the check or money order has cleared, which may take up to 15 calendar days after the purchase order.

EXCHANGES OF SHARES

Shareholders are permitted to exchange their shares in a Fund for shares of other Funds in the Trust, provided that those shares may legally be sold in the state of the investor's residence and the shareholder has selected the appropriate box on the Account Application. Shares subject to an exchange must have a current value of at least $1,000. An exchange of shares is treated for Federal income tax purposes as a redemption
(sale) of shares given in exchange by the shareholder and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. Shares exchanged for shares of another Fund will be priced at their respective net asset values.

TELEPHONE TRANSACTIONS

You may redeem shares by telephone and have the proceeds wired to the bank account as stated on the Transfer Agent's records. You may also exchange shares by telephone. In order to redeem or exchange shares by telephone, you must select the appropriate box on the Account Application. In order to arrange for telephone redemptions or exchanges or change payment instructions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Trust. The request must be signed by each shareholder of the account with the signature guarantees as described above. Once this feature has been requested, shares may be redeemed or exchanged by calling Investor Services Group at (800) 241-4671 and giving the account name, account number, and amount of the redemption or exchange. Joint accounts require only one shareholder to call. If redemption proceeds are to be mailed or wired to the shareholder's bank account, the bank involved must be a commercial bank located within the United States.

If an investor redeems shares by telephone and requests wire payment, payment of the redemption proceeds will normally be made in Federal funds on the next business day provided that the redemption order is received by the Transfer Agent before the relevant Fund's net asset value is calculated for the day. There may be a charge of up to $10 for all wire redemptions. SHAREHOLDERS EFFECTING TRANSACTIONS VIA WIRE TRANSFER MAY BE REQUIRED TO PAY FEES, INCLUDING THE WIRE FEE AND OTHER FEES, THAT WILL BE DEDUCTED DIRECTLY FROM REDEMPTION PROCEEDS.

The Funds reserve the right to reject any telephone redemption or exchange request and the redemption or exchange privilege may be modified or terminated at any time on 30 days' notice to shareholders. In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, the Trust and the Transfer Agent employ reasonable procedures specified by the Funds to confirm that such instructions are genuine. Among the procedures used to determine authenticity, investors electing to redeem or exchange by telephone will be required to provide their account number or other identifying information. All such telephone transactions will be tape recorded and confirmed in writing to the shareholder. The Trust may implement other procedures from time to time. If reasonable procedures are not implemented, the Trust and/or the Transfer Agent may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareholder is liable for any loss for unauthorized transactions. In periods of severe market or economic conditions, the telephone redemption or exchange of shares may be difficult to implement and shareholders should redeem shares by writing to the Transfer Agent at the address listed above. If for any other reason a shareholder is unable to redeem or exchange by telephone, shareholders should redeem or exchange shares by writing to the Transfer Agent at the address listed above.

PAYMENTS

After the Transfer Agent has received the redemption request and all proper documents, payment for shares tendered will generally be made within three business days. Payment may be delayed or made partly in-kind with marketable securities under unusual circumstances, as specified in the 1940 Act.

REDEMPTIONS OF SMALL ACCOUNTS

A Fund may redeem all of the shares of any shareholder whose account has declined to a net asset value of less than $500, as a result of a transfer or redemption, at the net asset value determined as of the close of business on the business day preceding the sending of the proceeds of such redemption. The Trust would give shareholders whose shares were being redeemed 60 days' prior written warning in which to purchase sufficient shares to avoid such redemption.

WITHHOLDINGS; REPORTING

The Fund may be required to withhold Federal income tax, at a rate of 31%, from proceeds of redemptions, if the shareholder is subject to backup withholding. Failure to provide a certified tax identification number at the time an account is opened will cause tax to be withheld. A Fund also may be required to report redemptions to the Internal Revenue Service.

REPORTS TO SHAREHOLDERS

Each Fund's fiscal year ends on March 31. Each Fund will issue to its shareholders semi-annual and annual reports. In addition, shareholders will receive quarterly statements of the status of their accounts reflecting all transactions having taken place within that quarter. In order to reduce duplicate mailings and printing costs, the Trust will provide one annual or semi-annual report and annual prospectus per household. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

--------------------------------------------------------------------------------
                            DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

The Funds (except the ALPHATRAK 500 FUND) expect to declare dividends daily and pay them monthly to shareholders. The ALPHATRAK 500 FUND expects to declare and pay dividends to shareholders quarterly.

Distributions from net realized short-term gains, if any, and distributions from any net capital gains realized through October 31st of each year and not previously paid out will be paid out after that date; each Fund may also pay supplemental distributions after the end of the Fund's fiscal year. Dividends and distributions are paid in full and fractional shares of each Fund based on the net asset value per share at the close of business on the ex-dividend date, unless the shareholder requests, in writing to the Trust, payment in cash. The Trust will notify each shareholder after the close of its fiscal year of both the dollar amount and the tax status of that year's distributions.

All dividends from net investment income together with distributions of short-term capital gains will be taxable as ordinary income to the shareholders even though paid in additional shares. Any net capital gains ("capital gains distributions") distributed to shareholders are taxable as the relevant type of capital gains to the shareholders regardless of the length of time a shareholder has owned his shares. Dividends, interest and gains received by a Fund may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes.

Distributions will be taxable in the year in which they are received, except for certain distributions received in January, which will be taxable as if received the prior December. Shareholders of a Fund will be informed annually of the amount and nature of the Fund's distributions, including the portions, if any, that qualify for the dividends-received deduction, that are capital gain distributions, and that are a return of capital.

Additional information about taxes is set forth in the Statement of Additional Information. The foregoing discussion has been prepared by the management of the Funds, and does not purport to be a complete description of all tax implications of an investment in a Fund. Shareholders should consult their own advisors concerning the application of Federal, state and local tax laws to their particular situations.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                         Total Return            Low Duration        AlphaTrak
Selected Per-Share Data For the Year Ended March 31:       Bond Fund              Bond Fund          500 Fund*
----------------------------------------------------  -------------------    --------------------    ---------
                                                        1999       1998        1999        1998        1999
                                                      --------    -------    --------    --------    ---------
Net asset value, beginning of period................  $  10.49    $ 10.00    $  10.18    $  10.00     $10.00
Income from Investment Operations:
  Net investment income.............................      0.71       0.73        0.66        0.65       0.44
  Net realized and unrealized gain on investments...      0.19       0.60       (0.02)       0.19       1.22
          Total from investment operations..........      0.90       1.33        0.64        0.84       1.66
Less Distributions:
  Dividends from net investment income..............     (0.71)     (0.73)      (0.66)      (0.65)     (0.26)
  Distributions from net capital gains or
     investments....................................     (0.15)     (0.11)      (0.01)      (0.01)     (0.00)
          Total Distributions.......................     (0.86)     (0.84)      (0.67)      (0.66)     (0.26)
Net asset value, end of period......................  $  10.53    $ 10.49    $  10.15    $  10.18     $11.40
                                                      ========    =======    ========    ========     ======
          Total return (not annualized).............      8.84%     13.71%       6.54%       8.71%     17.28%
Ratios/Supplemental Data:
  Net assets, end of period (in thousands)..........  $115,233    $24,983    $235,337    $135,313     $8,104
  Ratio of Expenses to Average Net Assets:
     Before expense reimbursement...................      0.97%      1.99%       0.70%       0.93%      3.39%+
     After expense reimbursement....................      0.65%      0.65%       0.58%       0.58%      0.72%+
  Ratio of Net Income to Average Net Assets:
     Before expense reimbursement...................      6.60%      6.05%       6.49%       6.37%      4.14%+
     After expense reimbursement....................      6.92%      7.39%       6.61%       6.72%      6.81%+
  Portfolio turnover rate...........................       136%       235%         73%        102%        74%+

---------------
* The ALPHATRAK 500 FUND commenced operations on June 29, 1998.

+ Annualized

[MET WEST LOGO]                ACCOUNT APPLICATION

--------------------------------------------------------------------------------
  AMOUNT INVESTED ($5,000 MINIMUM)

  FORM OF PAYMENT -- INITIAL INVESTMENT

   [ ] Check enclosed -- payable to:       [ ] Metropolitan West Low Duration Bond Fund  $ ------------------------------
                                           [ ] Metropolitan West Total Return Bond Fund  $ ------------------------------
                                           [ ] Metropolitan West AlphaTrak 500 Fund      $ ------------------------------
   [ ] By Wire -- Funds were wired on_________________________________ in the amount of  $ ------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  REGISTRATION (PLEASE PRINT)

  [ ] INDIVIDUAL (Joint ownership with rights of survivorship unless otherwise noted)

--------------------------------------------------------------------------------
  Individual Owner's First Name    Middle Initial   Last Name  Social Security#

--------------------------------------------------------------------------------
  Joint Owner's First Name      Middle Initial   Last Name  Social Security#

  [ ] GIFT TO MINORS    Under the UGMA/UTMA   Name of Custodian (one name only)

                                            State
--------------------------------------------------------------------------------
  As Custodian For (one name only)         Minor's Social Security #
  [ ] CORPORATIONS, PARTNERSHIPS, TRUSTS AND OTHERS (Complete Corporate Resolution)

--------------------------------------------------------------------------------
  Tax I.D. #                         Name of Trustee(s)           Date of Trust

--------------------------------------------------------------------------------
  Name of Corporation, Partnership, Trust or Other
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MAILING ADDRESS OF RECORD AND TELEPHONE NUMBER(S)

--------------------------------------------------------------------------------
  Street Address & Apt.#               City                     State        Zip

  Daytime Phone Number (    )_________________________

  Evening Phone Number (    )_________________________

  If you have an account in another Metropolitan West Fund registered under the same name as above, please indicate the following:

--------------------------------------------------------------------------------
  Fund Name                                                Account Number
--------------------------------------------------------------------------------

                                     (over)

--------------------------------------------------------------------------------
  DISTRIBUTION OPTIONS (Please indicate one -- Distributions will be reinvested if no option is checked)
  [ ] Automatic Compounding (dividends & capital gains reinvested in additional shares)
  [ ] Cash Dividends (dividends in cash, capital gains reinvested in additional shares)
  [ ] All Cash (dividends & capital gains in cash)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  TELEPHONE OPTIONS
  [ ] TELEPHONE REDEMPTION
  I (we) authorize First Data Investor Services Group, Inc. ("Investor
  Services Group") to honor telephone instructions for my (our) account.
  Neither the Fund nor Investor Services Group Services will be liable for properly acting upon telephone instructions believed to be genuine. Please attach a voided check and complete below if you wish to have redemption proceeds wired to your bank.

--------------------------------------------------------------------------------
  Name of Bank                       City                           State

--------------------------------------------------------------------------------
  Bank Routing Number (nine digits)   Account Number  [ ] Checking   [ ] Savings

 [ ] TELEPHONE EXCHANGE -- Permits switching at any time among the mutual funds in the Fund Group.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  SIGNATURE AND CERTIFICATION

  Required by Federal tax law to avoid 31% backup withholding: "By signing, I certify under penalties of perjury that the social security or taxpayer identification number entered above is correct and that I have not been notified by the IRS that I am subject to backup withholding unless I have checked the box to the right." Receipt of current prospectus is hereby acknowledged.
                                       [ ] I am subject to backup withholding.

  THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

--------------------------------------------------------------------------------
  Signature       [ ] Owner       [ ] Custodian       [ ] Trustee        Date

  Citizen of:        [ ] United States  [ ] Other (Please Indicate)-------------
--------------------------------------------------------------------------------
  Signature of Joint Owner (if applicable)                     Date
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  FOR INVESTMENT DEALER ONLY:

--------------------------------------------------------------------------------
  Firm's Name               Representative's/Advisor's  Name             Number

--------------------------------------------------------------------------------
  Branch Address                                           Authorized Signature
--------------------------------------------------------------------------------

Mail completed application to: Metropolitan West Funds
                               c/o First Data Investor Services Group, Inc.
                               211 South Gulph Road
                               P.O. Box 61503
                               King of Prussia, PA 19406-0903
                               Telephone: (800) 241-4671

For more information about Metropolitan West Funds the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS

The Funds' annual and semiannual reports to shareholders contain detailed information about the Funds' portfolios. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds, including operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of the reports and the SAI, or request other information and discuss your questions about the Funds, by contacting us at:

                            METROPOLITAN WEST FUNDS
                      11766 WILSHIRE BOULEVARD, SUITE 1580
                         LOS ANGELES, CALIFORNIA 90025
                                  800-241-4671

You can also review the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. In addition, you can get text-only copies:

     - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330

     - Free from the Commission's Website at http://www.sec.gov.

Investment Company Act File No. 811-07989

                                    ADVISER:

                    Metropolitan West Asset Management, LLC
                      11766 Wilshire Boulevard, Suite 1580
                         Los Angeles, California 90025
                                 (310) 966-8900

                                TRANSFER AGENT:

                    First Data Investor Services Group, Inc.
                              211 South Gulph Road
                                 P.O. Box 61503
                    King of Prussia, Pennsylvania 19406-0903
                                 (800) 241-4671

                                  DISTRIBUTOR:

                         First Data Distributors, Inc.
                              4400 Computer Drive
                             Westborough, MA 01581

                                   CUSTODIAN:

                              The Bank of New York
                                 48 Wall Street
                            New York, New York 10286

                                   AUDITORS:

                             Deloitte & Touche LLP
                      1000 Wilshire Boulevard, Suite 1500
                         Los Angeles, California 90017

                                 LEGAL COUNSEL:

                     Paul, Hastings, Janofsky & Walker LLP
                             345 California Street
                      San Francisco, California 94104-2635